Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Number of Shares Reserved for Future Issuance
As of March 31, 2024 and December 31, 2023, the Company had reserved for future issuance the following number of shares of common stock:

	March 31, 2024	December 31, 2023
Exercises of outstanding stock options	1,273,719	1,323,151
Exercise of outstanding warrant	8,049	8,049
Future issuances under 2023 Stock Incentive Plan	700,005	255,694
Future issuances under 2023 ESPP Plan	168,667	88,502

Total reserved for future issuance	2,150,440	1,675,396

As of December 31, 2023 and 2022, the Company had reserved for future issuance the following number of shares of common stock:

	December 31,
	2023	2022
Conversion of outstanding Legacy Korro Series Seed Preferred Stock	—	684,739
Conversion of outstanding Legacy Korro Series A Preferred Stock	—	2,029,666
Conversion of outstanding Legacy Korro Series B-1 Preferred Stock	—	1,104,178
Conversion of outstanding Legacy Korro Series B-2 Preferred Stock	—	223,417
Future issuances of Legacy Korro Series B-2 Preferred Stock	—	813,239
Vesting of restricted common stock	—	2,902
Exercises of outstanding stock options	1,323,151	461,128
Exercise of outstanding warrant	8,049	8,049
Future issuances under 2019 Stock Incentive Plan	—	159,890
Future issuances under 2023 Stock Incentive Plan	255,694	—
Future issuances under 2023 ESPP Plan	88,502	—

Total reserved for future issuance	1,675,396	5,487,208